Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory

Note 6. Inventory

The components of inventory as of June 30, 2023 and December 31, 2022, consisted of the following:

	June 30, 2023	December 31, 2022
	(Unaudited)
Work in progress	$469,972	$457,646
Inventory, net	$469,972	$457,646

Note 6. Inventory

The components of inventory at December 31, 2022 and 2021, consisted of the following:

	December 31,	December 31,
	2022	2021
Work in progress	$457,646	$196,553
Inventory, net	$457,646	$196,553